Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Leases

Note 10 – Leases

Operating leases as lessee

As of December 31, 2024, the Company has operating leases recorded on its consolidated balance sheet for certain office spaces and warehouses that expire on various dates through 2025. The Company does not plan to cancel the existing lease agreements for its existing facilities prior to their respective expiration dates. When determining the lease term, the Company considers options to extend or terminate the lease when it is reasonably certain that it will exercise or not exercise that option. The Company’s lease arrangements contain lease component only. Payments under the Company’s lease arrangement are fixed and no variable leases costs are included.

The following tables shows ROU assets and lease liabilities, and the associated financial statement line items:

	As of December 31, 2024	As of December 31, 2023
Assets
Operating lease right-of-use assets, net	$2,413	$14,543

Liabilities
Operating lease liabilities, current	$5,052	$13,549
Operating lease liabilities, non-current	$-	$2,997

Weighted average remaining lease term (in years)	0.25	1.25
Weighted average discount rate (%)	3.85%	3.85

Information related to operating lease activities for the years ended December 31, 2024 and 2023 are as follows:

	For the year ended December 31, 2024	For the year ended December 31, 2023

Operating lease right-of-use assets obtained in exchange for lease liabilities	$-	$-

Operating lease expense	$12,251	$40,060
Short-term lease expense	59,343	28,239
Total	$71,594	$68,299

Maturities of operating lease liabilities were as follows:

Lease Liabilities
Twelve months ending December 31,
2025	$5,070
Thereafter	-
Total lease payments	5,070
Less: imputed interest	18
Total	$5,052

The Company entered into several lease for office space and warehouses located in Ningbo and Shenzhen:

Location of property	Approximate gross floor area	Term of Lease	Facility Usage
	(sq. meters)
Unit A06, Area 1, 6th Floor, Building 828, Sun ‘gang, Baoan North Road, Luohu District, Shenzhen	57.00	One year (May 1, 2022 to April 30, 2023)	Office
Room 329-1/329-2, Fintech Building, Ningbo Free Trade Zone East District, Ningbo, Zhejiang Province, PRC	513.91	One year (January 1, 2022 to January 1, 2023)	Office
Room 329-1/329-2, Fintech Building, Ningbo Free Trade Zone East District, Ningbo, Zhejiang Province, PRC	513.91	One year (January 1, 2023 to December 31, 2023)	Office
Room 329-3,329-4,329-5, Fintech Building, Ningbo Free Trade Zone East District, Ningbo, Zhejiang Province, PRC	227.88	One year (January 1, 2023 to December 31, 2023)	Office
301, Building C, Shenghexing Logistics Park, Intersection of Yongfu Road and Liyuan Road, Fuhai Street, Shenzhen	150.75	31 months (September 1, 2022 to March 14, 2025)	Warehouse
Ningbo Free Trade Zone Financial Technology Building 329-1,329-2, 329-3,329-4,329-5	741.49	One year (January 1, 2024 to December 31, 2024)	Office
Unit A06, Area 1, 6th Floor, Building 828, Sun ‘gang, Baoan North Road, Luohu District, Shenzhen	57.00	One year (May 1, 2023 to April 30, 2024)	Office
Rooms 901, 902, 903, 904, 905 (907), 906, 909, 910, 911, 912, No. 1 Xingye Road, Xinqi Subdistrict, Beilun District, Ningbo City	1,111.00	Six months (September 1, 2024 to February 28, 2025)	Office